Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Supplement [Text Block]	cik0001015965_SupplementTextBlock

ING VARIABLE PORTFOLIOS, INC.

ING Australia Index Portfolio ("Portfolio")

Supplement dated August 12, 2011

to the Portfolio's Adviser Class Prospectus and Class I Prospectus

(each a "Prospectus" and collectively "Prospectuses")

each dated April 29, 2011

On August 3, 2011, the Portfolio's Board of Directors approved allocating certain licensing fees to ING Australia Index Portfolio pursuant to a licensing agreement with Standard & Poor's Financial Services LLC. Effective immediately, the Portfolio's Prospectuses are revised as follows:

1.	The tables and footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the summary section of the Portfolio's Prospectuses are hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	1.32%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to waive 0.25% of the management fee through May 1, 2014. The administrator is contractually obligated to waive the administrative services fee through May 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after May 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.82%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.47%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to waive 0.25% of the management fee through May 1, 2014. The administrator is contractually obligated to waive the administrative services fee through May 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after May 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

2.	The tables in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the summary section of the Portfolio's Prospectuses are hereby deleted in their entirety and replaced with the following:

		1 Yr	3 Yrs
Class ADV	$	99	345

		1 Yr	3 Yrs
Class I	$	48	188

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class ADV | Class ADV | ING Australia Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	345
Class ADV | ING Australia Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001015965_SupplementTextBlock

1.	The tables and footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the summary section of the Portfolio's Prospectuses are hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	1.32%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%

1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to waive 0.25% of the management fee through May 1, 2014. The administrator is contractually obligated to waive the administrative services fee through May 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after May 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

2.	The tables in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the summary section of the Portfolio's Prospectuses are hereby deleted in their entirety and replaced with the following:

		1 Yr	3 Yrs
Class ADV	$	99	345

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser is contractually obligated to waive 0.25% of the management fee through May 1, 2014. The administrator is contractually obligated to waive the administrative services fee through May 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after May 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.